3. Debt (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Details 1
2017	$ 709,845	$ 765,375
2018	367,984	394,491
2019	(83,744)	18,311
2020
Total	$ 994,085	$ 1,178,177